CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (24,880,770)	$ (15,436,410)	$ (10,025,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	207,533	594,517	2,682,742
Depreciation	10,328	15,781	22,806
Loss (gain) on settlement of debt	161,292	(340)	(8,089,095)
Loss (gain) on sale of equipment	11,350	0	(97,965)
Write-down of property, plant and equipment	6,921,531	0	71,166
Accretion of convertible notes	6,481,609	3,975,719	852,045
Restructure fees included in financing activities	632,000	0	0
Securities received in settlement of litigation	0	0	(101,482)
Net (gain) loss on sale of marketable securities	0	4,039	(7,373)
Impairment of marketable securities	162,479	178,250	433,973
Shares issued for compensation	0	5,827	2,125,815
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(194,548)	10,272	22,269
Net increase (decrease) in accounts payable and accrued expenses	3,251,461	(299,711)	(1,061,430)
Net cash used in operating activities	(7,235,735)	(10,952,056)	(13,171,630)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	8,461	13,645
Purchase of property, plant and equipment	(150,000)	(128,285)	(159,138)
Proceeds from sales of equipment	69,433	0	277,965
Net cash provided by (used in) investing activities	(80,567)	(119,824)	132,472
Cash Flows from Financing Activities:
Net proceeds from the issuance of convertible notes	11,700,000	0	0
Net proceeds from the issuance of common shares and warrants	100,100	5,700,199	81,925
Restructure fees	(1,016,488)	0	(2,585,119)
Settlement of convertible notes	(4,000)	0	(33,787,500)
Net cash provided by (used in) financing activities	10,779,612	5,700,199	(36,290,694)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	3,463,310	(5,371,681)	(49,329,852)
Cash and cash equivalents - beginning of period	2,975,837	8,347,518	57,677,370
Cash and cash equivalents - end of period	6,439,147	2,975,837	8,347,518
Supplemental Cash Flow Information:
Cash paid for interest	$ 766,502	$ 1,449,553	$ 4,680,513